Cover	12 Months Ended
Oct. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	FIRST REAL ESTATE INVESTMENT TRUST OF NEW JERSEY, INC.
Entity Central Index Key	0000036840